SBA Servicing Asset - Summary of Activity Pertaining to SBA Servicing Rights (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Beginning balance	$ 3,521	$ 3,515	$ 3,411	$ 3,132	$ 3,132	$ 2,600
Origination of servicing assets	376	367	955	1,132	1,490	1,387
Change in fair value:
Due to run-off	(254)	(216)	(707)	(600)	(765)	(645)
Due to market changes	(82)	(172)	(98)	(170)	(446)	(210)
Ending balance	$ 3,561	$ 3,494	$ 3,561	$ 3,494	$ 3,411	$ 3,132